Issued Capital - Summary of Movement in Unlisted Share Warrants (Details) - Warrants		12 Months Ended
	Nov. 11, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants Opening balance | shares		166,082,988	40,207,472	40,207,472
Number of warrants Granted during the financial year | shares			150,000,000
Number of warrants Exercised during the financial year | shares	(2,000,000)	(8,000,000)
Number of warrants Expired during the financial year | shares		(16,082,988)	(24,124,484)
Number of warrants Closing balance | shares		142,000,000	166,082,988	40,207,472
Weighted average exercise price Opening balance | $ / shares		$ 0.11	$ 0.59	$ 0.59
Weighted average exercise price Granted during the financial year | $ / shares			0.06
Weighted average exercise price Exercised during the financial year | $ / shares	$ 0.06	0.06
Weighted average exercise price Expired during the financial year | $ / shares		0.57	0.59
Weighted average exercise price Closing balance | $ / shares		$ 0.06	$ 0.11	$ 0.59